Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 1, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Life Insurance Company

   Metropolitan Life Separate Account E

   File Nos. 333-153109/811-04001

   Preference Premier ® Variable Annuity Contracts (offered from December 12, 2008 through

   October 7, 2011)

   Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”) and Metropolitan Life Separate Account E (the “Separate Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the statutory Prospectus and Statement of Additional Information (“SAI”), each dated April 27, 2026, being used for certain variable annuity contracts offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 24 to the Registration Statement filed electronically with the Commission on April 23, 2026.

If you have any questions, please contact me at (917) 287-6472.

Sincerely,
/s/ Heather Harker
Heather Harker, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company